Inventory (Details) - USD ($)	Jan. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Inventory Disclosure [Abstract]
Raw materials		$ 0	$ 9,705
Work in progress	$ 233,818	208,417	151,039
Finished goods	652,121	615,108	567,563
Consumables	636,321	566,894	225,110
Total	$ 1,522,260	$ 1,390,419	$ 953,417